CONVERTIBLE NOTES (Details Textual 1)								1 Months Ended																	9 Months Ended		12 Months Ended
	Oct. 15, 2015 USD ($)	Jul. 15, 2015 USD ($)	Jul. 14, 2015 USD ($)	Jun. 04, 2015 USD ($) $ / shares	Mar. 12, 2015 USD ($) $ / shares	Feb. 17, 2015 USD ($)	Jul. 02, 2014 USD ($) $ / shares	Oct. 31, 2015 USD ($)	Oct. 28, 2015 USD ($) $ / shares shares	Jun. 02, 2015 USD ($)	May 19, 2015 USD ($)	Apr. 27, 2015 USD ($)	Apr. 24, 2015 USD ($)	Apr. 20, 2015 USD ($)	Mar. 20, 2015 USD ($)	Mar. 20, 2015 USD ($)	Mar. 12, 2015 USD ($) $ / shares	Feb. 20, 2015 USD ($)	Feb. 17, 2015 USD ($)	Feb. 15, 2015 USD ($)	Feb. 10, 2015 USD ($)	Jan. 27, 2015 USD ($)	Jan. 26, 2015 USD ($)	Jul. 18, 2014 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Feb. 22, 2016 $ / shares	Dec. 09, 2015 USD ($)	Sep. 24, 2015 USD ($)	Jul. 10, 2015 $ / shares	Nov. 12, 2014 $ / shares	Aug. 06, 2014 USD ($)	Sep. 30, 2013 $ / shares
Debt Instrument [Line Items]
Debt Instrument, Face Amount																																		$ 250,000
Debt Instrument, Unamortized Discount				$ 20,000																														$ 25,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger											55.00%														22.50%
Proceeds from Notes Payable																						$ 50,000
Noninterest Expense Transfer Agent and Custodian Fees																						7,779
Legal Fees																						2,500
Expense Related to Distribution or Servicing and Underwriting Fees																						5,000
Net Proceeds From Notes Issued				$ 201,997																		34,721
Amortization of debt discount																									$ 2,235,257	$ 167,535	$ 295,795	$ 49,029
Debt Conversion, Original Debt, Amount																								$ 50,000
Debt Conversion, Converted Instrument, Amount							$ 139,680																		0	$ 152,285	$ 152,285	$ 0
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.07			$ 0.0709
Convertible Notes Payable			$ 352,500								$ 782,500														782,500
Debt Convertible Note cash Purchase				$ 220,000
Debt Instrument, Increase (Decrease), Other, Net																									50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.60																				$ 0.045						$ 0.0698
Long-term Debt, Gross																									$ 4,350,000
Common Stock, Capital Shares Reserved for Future Issuance | shares																									300,000,000
Receivable From Deposit Control Account Non Current																									$ 1,200,000
Receivable From Deposit Control Account Current																									$ 375,000
Debt Instrument Maximum Conversion Percentage On Trading Volume																									25.00%
Common stock, par value | $ / shares																									$ 0.001		$ 0.001	$ 0.001				$ 0.001	$ 0.001
Percentage Of Conversion Rate Of Lowest Trading Bid Price	55.00%
Accreted Put Premium	$ 351,818
Proceeds from Collection of Notes Receivable	430,000
Payments for Legal Settlements	22,265
Proceeds from Sale of Notes Receivable			17,690
Proceeds from Interest Received	$ 407,735			1,997
Six Month Consulting Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				$ 90,000
Debt Instrument, Interest Rate, Stated Percentage																				5.00%
Debt Instrument, Maturity Date																				Aug. 15, 2015
Debt Instrument, Unamortized Premium																				$ 60,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																				60.00%
Debt Instrument, Increase, Accrued Interest																				$ 1,677					$ 5,527
Additionally Debt Instrument Unamortized Premium																									60,000
Debt Conversion, Converted Instrument, Amount																				$ 90,000
Debt Instrument, Periodic Payment, Principal																									90,000
Two Year Consulting Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					10.00%												10.00%
Debt Instrument, Maturity Date																	Mar. 11, 2017
Debt Instrument, Convertible, Threshold Trading Days					75
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																	75.00%
Debt Conversion, Converted Instrument, Amount					$ 60,000												$ 60,000
Interest Payable																									5,159		$ 1,825
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.0175												$ 0.0175
Debt Instrument, Periodic Payment, Principal																									$ 60,000
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				1,215,000
Debt Instrument, Interest Rate, Stated Percentage																									24.00%
Debt Instrument, Unamortized Discount				$ 110,000																							529,500	$ 30,000
Debt Instrument, Increase, Accrued Interest																											$ 2,513
Debt Instrument, Percentage of Repayment, If prepaid within 60 days of the issuance date																									130.00%		130.00%
Debt Instrument, Percentage of Repayment, if prepaid 60 but less than 121 days after the issuance date																									140.00%		140.00%
Debt Instrument, Percentage of Repayment, if prepaid 120 but less than 180 days after the issuance date																									150.00%		150.00%
Debt Instrument, Debt Default, Interest Rate																											24.00%
Proceeds from Notes Payable								$ 1,150,000
Additionally Debt Instrument Unamortized Premium																														$ 269,976
Amortization of debt discount																											$ 114,033	$ 3,133
Percentage of Consideration Received				10.00%
Debt Instrument, Periodic Payment, Principal																									$ 285,024
Debt Instrument, Periodic Payment, Interest																									29,091
Debt Instrument, Description				The Company issued the Promissory Note with a principal amount of $1,200,000 to the Lender. The Promissory Note has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Promissory Note; or (ii) June 24, 2016. On its face, the Promissory Note does not accrue any interest. In the event that the Lender does not proceed with a subsequent financing, beginning on the 46th day following the Issuance Date, the Note will have a one-time interest adjustment of $180,000 on the outstanding principal of the Promissory Note. Additionally, if the Lender does not wish to proceed with a subsequent financing, the Promissory Note will also be convertible into common stock at the lower of (i) $0.0346; or (ii) a twenty percent (20%) discount to the average of the two lowest closing prices of the common stock in the five trading days prior to the date of conversion.
Promissory Note Payable Issued For Services								$ 50,000
Convertible Note Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																							$ 28,000
Debt Instrument, Interest Rate, Stated Percentage																							8.00%
Debt Instrument, Maturity Date																							Oct. 28, 2015
Debt Instrument, Unamortized Premium																							$ 20,276
Debt Instrument, Convertible, Threshold Trading Days																							180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																							58.00%
Debt Instrument, Increase, Accrued Interest																											835
Debt Instrument, Periodic Payment, Principal																											15,432
Repayments of Debt																											37,137
Debt Instrument, Annual Principal Payment																											28,000
Prepayment Penalties																											8,302
Debt Instrument, Increase (Decrease), Other, Net																											4,844
Convertible Note Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																					8.00%
Debt Instrument, Unamortized Discount																					$ 7,500
Debt Instrument, Unamortized Premium																						$ 40,909					40,909
Debt Instrument, Convertible, Threshold Trading Days																					55	180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																						55.00%
Additionally Debt Instrument Unamortized Premium																											40,909
Debt Conversion, Original Debt, Amount																											50,000
Interest Payable																											609
Convertible Note Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 7,500													$ 7,500		$ 45,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%													8.00%		8.00%
Debt Instrument, Maturity Date																					Feb. 10, 2016
Debt Instrument, Unamortized Discount																					$ 7,500
Debt Instrument, Unamortized Premium																					$ 36,818						27,409
Debt Instrument, Convertible, Threshold Trading Days						55															180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																					55.00%
Debt Instrument, Increase, Accrued Interest																											1,391
Convertible Note Payable Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 45,000													$ 45,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%													8.00%
Debt Instrument, Maturity Date																			Feb. 17, 2016
Debt Instrument, Unamortized Discount						$ 7,500													$ 7,500
Debt Instrument, Unamortized Premium						$ 36,818													$ 36,818								27,409
Debt Instrument, Convertible, Threshold Trading Days																			180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																			55.00%
Debt Instrument, Increase, Accrued Interest																											1,322
Convertible Note Payable Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 170,500										$ 150,000	$ 150,000	$ 170,500								150,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%										8.00%	8.00%	8.00%
Debt Instrument, Maturity Date																	Mar. 12, 2016
Debt Instrument, Unamortized Discount					$ 13,000												$ 13,000
Debt Instrument, Unamortized Premium					139,500										$ 122,727	$ 122,727	$ 139,500								122,727
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger															55.00%		55.00%
Debt Instrument, Increase, Accrued Interest																											4,148
Debt Instrument, Periodic Payment, Interest																									9,436
Convertible Note Payable Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount															$ 150,000	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage															8.00%	8.00%
Debt Instrument, Maturity Date																Mar. 20, 2016
Debt Instrument, Unamortized Premium															$ 122,727	$ 122,727
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																55.00%
Debt Instrument, Increase, Accrued Interest																											3,386
Convertible Back-End Note Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																									45,000		45,000
Convertible Back-End Note Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																									45,000		45,000
Convertible Back-End Note Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																									170,500		170,500
Convertible Back-End Note Payable Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																									150,000		150,000
Convertible Note Payable Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																		$ 58,000
Debt Instrument, Interest Rate, Stated Percentage																		12.00%
Debt Instrument, Maturity Date																		Jul. 27, 2015
Debt Instrument, Unamortized Premium																		$ 58,000									36,411
Debt Instrument, Convertible, Threshold Trading Days																		180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																		50.00%
Repayments of Debt																											83,512
Debt Instrument, Annual Principal Payment																											58,000
Prepayment Penalties																											23,300
Debt Instrument, Increase (Decrease), Other, Net																											21,589
Debt Instrument, Periodic Payment, Interest																											2,212
Convertible Note Payable Eight [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 104,000												$ 104,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%												8.00%
Debt Instrument, Maturity Date																	Dec. 16, 2015
Debt Instrument, Unamortized Premium					$ 75,310												$ 75,310										46,441
Debt Instrument, Convertible, Threshold Trading Days					58												180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					58.00%												58.00%
Debt Instrument, Increase, Accrued Interest																											2,530
Interest and Debt Expense																									6,276		46,441
Additionally Debt Instrument Unamortized Premium		$ 137,915																							22,593
Debt Instrument, Periodic Payment, Principal		104,000			$ 104,000
Repayments of Debt		137,915
Debt Instrument, Annual Principal Payment		104,000
Prepayment Penalties		31,043
Debt Instrument, Periodic Payment, Interest		$ 2,872
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 45,000
Debt Instrument, Unamortized Discount													7,500
Debt Instrument, Unamortized Premium													$ 36,818
Debt Instrument, Convertible, Threshold Trading Days													180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger													55.00%
Debt Instrument, Increase, Accrued Interest													$ 671
Interest and Debt Expense													13,909												22,909		13,909
Proceeds from Notes Payable													45,000
Legal Fees													2,250
Net Proceeds From Notes Issued													35,250
Additionally Debt Instrument Unamortized Premium																									36,818
Debt Instrument, Periodic Payment, Principal																									45,000
Debt Instrument, Periodic Payment, Interest																									1,765
Convertible Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount													7,500
Debt Instrument, Unamortized Premium													$ 36,818
Debt Instrument, Convertible, Threshold Trading Days													180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger													55.00%
Debt Instrument, Increase, Accrued Interest																									3,308		671
Interest and Debt Expense																									22,909		13,909
Proceeds from Notes Payable													$ 45,000
Legal Fees													2,250
Net Proceeds From Notes Issued													$ 35,250
Additionally Debt Instrument Unamortized Premium																									818
Debt Instrument, Periodic Payment, Principal																									1,000
Debt Instrument, Periodic Payment, Interest																									46
Convertible Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount												$ 13,000
Debt Instrument, Unamortized Premium												$ 139,500
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger												55.00%
Debt Instrument, Increase, Accrued Interest																											2,429
Proceeds from Notes Payable												$ 170,500
Legal Fees												7,500
Net Proceeds From Notes Issued												$ 150,000
Additionally Debt Instrument Unamortized Premium																									139,500
Debt Instrument, Periodic Payment, Principal																									170,500
Debt Instrument, Periodic Payment, Interest																									8,303
Convertible Promissory Back-End Notes One [Member]
Debt Instrument [Line Items]
Convertible Notes Payable											37,500
Convertible Promissory Back-End Notes Two [Member]
Debt Instrument [Line Items]
Convertible Notes Payable											37,500
Convertible Promissory Back-End Notes Three [Member]
Debt Instrument [Line Items]
Convertible Notes Payable											157,500
Convertible Promissory Back-End Notes Four [Member]
Debt Instrument [Line Items]
Convertible Notes Payable											150,000
Convertible Promissory Back-End Notes Five [Member]
Debt Instrument [Line Items]
Convertible Notes Payable											17,500
Convertible Promissory Back-End Notes Six [Member]
Debt Instrument [Line Items]
Convertible Notes Payable											37,500
Convertible Promissory Back-End Notes Seven [Member]
Debt Instrument [Line Items]
Convertible Notes Payable											37,500
Convertible Promissory Back-End Notes Eight [Member]
Debt Instrument [Line Items]
Convertible Notes Payable											157,500
Convertible Promissory Back-End Notes Nine [Member]
Debt Instrument [Line Items]
Convertible Notes Payable											$ 150,000
Convertible Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Premium										$ 122,727															288,409
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger										55.00%
Debt Instrument, Increase, Accrued Interest																									3,558		2,137
Proceeds from Notes Payable										$ 150,000
Legal Fees										7,500
Net Proceeds From Notes Issued			334,810							$ 142,500
Additionally Debt Instrument Unamortized Premium			$ 288,409																						235,227
Debt Instrument, Periodic Payment, Principal																									287,500
Debt Instrument, Periodic Payment, Interest																									15,184
Secured Investor Note One [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount				$ 30,000
Legal Fees				5,000
Debt Convertible Note cash Purchase				335,000
Secured Investor Note Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount				20,000
Debt Convertible Note cash Purchase				220,000
Secured Investor Note Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount				20,000
Debt Convertible Note cash Purchase				$ 220,000
Execution Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Unamortized Discount				$ 30,000
Legal Fees				$ 5,000
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.07
Debt Convertible Note cash Purchase				$ 300,000
Secured Debt, Secured Percentage by Lender				40.00%
Market Capitalization Minimum Amount				$ 3,000,000
Convertible Note Payable Nine [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 17,500
Debt Instrument, Interest Rate, Stated Percentage														8.00%
Debt Instrument, Maturity Date														Apr. 20, 2016
Debt Instrument, Unamortized Premium														$ 14,318
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger														55.00%
Debt Instrument, Increase, Accrued Interest																									79		$ 272
Additionally Debt Instrument Unamortized Premium																									13,500
Debt Instrument, Periodic Payment, Principal																									16,500
Debt Instrument, Periodic Payment, Interest																									803
Debenture [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Debt Instrument, Debt Default, Interest Rate									18.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.60
Debt Instrument, Description									payable quarterly in cash (or if certain conditions are met, in stock at the Companys option) on January 1, April 1, July 1 and October 1. The Debenture was, prior to Addendum, convertible at any time, in whole or in part, at the Purchasers option into shares of the Companys common stock, par value $0.001 per share (the Common Stock), at a conversion price equal to $0.042, which is the volume weighted average price of the Companys Common Stock five days prior to the execution of the Debenture (subject to adjustment) (the Conversion Price). At any time after the effective date of the registration statement, the Purchaser has the opportunity to convert up to an aggregate of $2,090,000 of the Debenture, at one or more conversion dates, into shares of Common Stock at a conversion price equal to the VWAP of the Common Stock over the five (5) trading days prior to such Effective Date. The Purchaser option to convert at such a conversion price expires when the Purchaser converts an aggregate of $2,090,000 of the Debenture using such conversion price. If the volume weighted average price of the Company Common Stock on any trading day is less than the Conversion Price, the Purchaser may convert at a price per share equal to a twenty percent (20%) discount to the average of the two lowest closing prices during the five trading days prior to the date of conversion. At no time will the Purchaser be entitled to convert any portion of the Debenture to the extent that after such conversion, the Purchaser (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of Common Stock as of such date. During the nine months ended March 31, 2016, the Company withdrew a principal amount of $2,425,000 from the deposit control account, of which $269,976 was paid directly as partial payment of a note dated June 4, 2015 and $33,437 were paid directly to legal fees resulting in net cash proceeds of $2,121,587 received by the Company. An aggregate total of $3,290,000 of these notes were bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 10). During the nine months ended March 31, 2016, the Company converted $1,065,301 of principal into shares of the Companys common stock (See Note 6). Accrued interest as of March 31, 2016 was $44,794.
Discount On Debt Issued Percentage									0.00%
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 4,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.60
Debt Related Commitment Fees and Debt Issuance Costs									$ 50,000
Amount Will Be Deposited Into Deposit Control Account																									2,800,000
Cancellation Of Debt																															$ 1,200,000
Debt Instrument Increase Decrease Reason For Registration Effective									$ 25,000
Warrant Issued To Purchase Of Shares | shares									26,190,476
Common stock, par value | $ / shares									$ 0.001
Warrants Term									4 years
Convertible Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																									11,213
Additionally Debt Instrument Unamortized Premium																									110,455
Debt Instrument, Periodic Payment, Principal																									135,000
Debt Instrument, Periodic Payment, Interest																									4,702
Convertible Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																									2,329
Additionally Debt Instrument Unamortized Premium																									102,273
Debt Instrument, Periodic Payment, Principal																									125,000
Debt Instrument, Periodic Payment, Interest																									$ 8,849